Holmes Master Issuer 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2009 to 09 February 2009

   All values are in thousands of pounds sterling unless otherwise stated

Mortgage Asset Analysis

Analysis of Mortgage Trust Movements
	Current Period
	Number	£000's
Brought Forward	526,188	53,503,524
Replenishment	0	0
Repurchased	(1,439)	(126,997)
Redemptions	(12,177)	(978,508)
Losses	(46)	(1,586)
Capitalised Interest	0	2,621	( * see below )
Other Movements	0	0
Carried Forward	512,526	52,399,054

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,831,510	170,135,356
Repurchased	(595,290)	(51,449,716)
Redemptions	(836,785)	(72,960,686)
Losses	(604)	(14,296)
Capitalised Interest	0	289,182	( * see above )
Other Movements	0	0
Carried Forward	512,526	52,399,054

Holmes Master Issuer 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2009 to 09 February 2009

Prepayment Rates
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	1.83%	19.87%
3 Month	4.89%	18.18%
12 Month	21.25%	21.25%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	0.24%	2.29%
3 Month	2.81%	9.26%
12 Month	14.97%	14.97%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	2.07%	22.16%
3 Month	7.71%	27.44%
12 Month	36.22%	36.22%

Asset Profiles
Weighted Average Seasoning	37.96	months
Weighted Average Loan size	£102,236.87
Weighted Average LTV	66.55%	*** (see below)
Weighted Average Indexed LTV (Halifax HPI) *	61.76%	Original Loan and Indexed Original Valuation	71.47%
Weighted Average Indexed LTV (Nationwide HPI)*	62.62%	Original Loan and Indexed Original Valuation	71.36%
Weighted Average Remaining Term	17.64	years

Product Type Analysis	£000's	%
Variable Rate	11,852,666	22.62%
Fixed Rate	25,502,620	48.67%
Tracker Rate	15,043,768	28.71%
	52,399,054	100.00%

As at 09 February 2009 approximately 16.41% of the loans were flexible loans

* These figures have been calculated on a new and improved valuation basis.

Please see the Special Schedule attached at the end of this report.

Holmes Master Issuer 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2009 to 09 February 2009

Repayment Method Analysis	£000's	%
Endowment	3,950,889	7.54%
Interest Only	21,012,021	40.10%
Repayment	27,436,145	52.36%
	52,399,054	100.00%

As at 09 February 2009 approximately 34.66% of the loans were written under Abbey's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	28,180,211	53.78%
Remortgage	24,218,843	46.22%
	52,399,054	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 February 2009	4.69%
01 January 2009	4.94%
01 December 2008	5.44%
01 November 2008	6.94%

Geographic Analysis
Region	Number	£000's	%
East Anglia	19,287	1,775,910	3.39%
East Midlands	26,945	2,307,080	4.40%
Greater London	89,125	12,094,747	23.08%
North	20,113	1,443,223	2.75%
North West	59,287	4,809,093	9.18%
Scotland	30,239	2,212,129	4.22%
South East	138,665	16,499,645	31.49%
South West	42,182	4,257,220	8.12%
Wales	23,662	1,831,053	3.49%
West Midlands	30,979	2,666,226	5.09%
Yorkshire and Humberside	31,645	2,472,575	4.72%
Unknown	397	30,153	0.06%
Total	512,526	52,399,054	100.00%

Holmes Master Issuer 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2009 to 09 February 2009

Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	43,289	1,629,752	3.11%	38.49
25.01 - 50.00	133,605	9,363,804	17.87%	40.84
50.01 - 75.00	196,061	22,566,964	43.07%	37.89
75.01 - 80.00	26,872	3,747,019	7.15%	34.12
80.01 - 85.00	38,919	5,938,534	11.33%	31.48
85.01 - 90.00	49,112	7,088,865	13.53%	34.25
90.01 - 95.00	24,668	2,064,116	3.94%	63.62
Total	512,526	52,399,054	100.00%	37.96

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	494,626	50,371,627	(3,142)	96.18%
1.00 - 1.99 months	8,911	1,024,346	6,890	1.96%
2.00 - 2.99 months	3,346	355,577	4,353	0.68%
3.00 - 3.99 months	1,710	180,076	2,999	0.34%
4.00 - 4.99 months	981	105,370	2,181	0.20%
5.00 - 5.99 months	691	74,077	1,796	0.14%
6.00 -11.99 months	1,478	164,704	5,706	0.31%
12 months and over	429	51,518	3,108	0.10%
Properties in Possession	354	44,699	3,169	0.09%
Total	512,526	52,371,994	27,060	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2009 to 09 February 2009

Movement in Shares of Trust
	Funding	Seller
	£000's	£000's
Balance Brought Forward	44,150,439	9,353,085
Replenishment of Assets	0	0
Acquisition by Funding	0	0
Distribution of Principal Receipts	(341,100)	(764,405)
Allocation of Losses	(1,310)	(276)
Share of Capitalised Interest	2,165	456
Payment Re Capitalised Interest	(2,165)	2,165
Balance Carried Forward	43,808,029	8,591,025

Carried Forward Percentage	83.60462%	16.39538%

Minimum Seller Share	3,283,863	6.27%

Cash Accumulation Ledger
	£000's
Brought Forward	1,279,982
Additional Amounts Accumulated	342,410
Payment of Notes	(1,278,565)
Carried Forward	343,827

Target Balance	342,000	payable on 15th April 2009

	342,000

Holmes Master Issuer 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2009 to 09 February 2009

Excess Spread *
Quarter to 15/01/09	0.1590%
Quarter to 15/10/08	0.4164%
Quarter to 15/07/08	0.3592%
Quarter to 15/04/08	0.3174%

*Excess spread is calculated by reference to deferred consideration
(determined according to relevant accounting policies) for the period, adjusted for non-cash related items and items relating to amounts falling due after transfers to the first and second reserve funds in the
Funding Revenue Priority of Payments, expressed as a percentage of the average note balance over that period.

Reserve Funds	First Reserve	Second Reserve	Third Reserve	Funding Reserve
Balance as at 15/01/09	£830,000,000.00	£0.00	£0.00	£0.00
Required Amount as at 15/01/09	£830,000,000.00	£0.00	£0.00	£0.00
Percentage of Notes	1.88%	0.00%	0.00%	0.00%
Percentage of Funding Share	1.89%	0.00%	0.00%	0.00%

Notes Outstanding
	£000's	Enhancement
AAA Notes Outstanding	41,088,280	9.65%
AA Notes Outstanding	1,296,825	6.71%
A Notes Outstanding	464,856	5.66%
BBB Notes Outstanding	1,111,385	3.14%
BB Notes Outstanding	190,000	2.71%
Total	44,151,346

Holmes Master Issuer 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2009 to 09 February 2009

Properties in Possession

Stock
	Current Period
	Number	£000's
Brought Forward	312	40,932
Repossessed in Period	94	18,392
Sold in Period	(52)	(11,456)
Carried Forward	354	47,868

	Cumulative
	Number	£000's
Repossessed to date	2,658	459,159
Sold to date	(2,304)	(411,291)
Carried Forward	354	47,868

Repossession Sales Information
Average time Possession to Sale	108	Days
Average arrears at time of Sale	£6,927

MIG Claim Status **
	Number	£000's
MIG Claims made	199	1,396

**On the 14th October, 2005, Abbey exercised its right to cancel all relevant MIG policies and therefore, none of the mortgage loans in the portfolio are currently covered by a MIG policy.

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance falls below £52bn for two consecutive distribution dates.

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (1908) 343836
Facsimilie : +44 (1908) 343019
Email : Securitisation@Abbey.com
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2009 to 09 February 2009

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	6.21000%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	6.21000%	1.75%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 740,000,000	5.31800%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£400,000,000	6.21000%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	6.21000%	0.09%
Series 3 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	€ 1,000,000,000	5.31800%	0.07%
Series 3 Class B1	Holmes Financing No. 10	AA/Aa3/AA	€ 37,000,000	5.31800%	0.12%
Series 3 Class B2	Holmes Financing No. 10	AA/Aa3/AA	£27,500,000	6.21000%	0.12%
Series 3 Class M1	Holmes Financing No. 10	A/A2/A	€ 34,000,000	5.31800%	0.20%
Series 3 Class M2	Holmes Financing No. 10	A/A2/A	£20,000,000	6.21000%	0.20%
Series 3 Class C1	Holmes Financing No. 10	BBB/Baa2/BBB	€ 52,500,000	5.31800%	0.40%
Series 3 Class C2	Holmes Financing No. 10	BBB/Baa2/BBB	£22,000,000	6.21000%	0.40%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	4.75250%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	6.21000%	0.09%
Series 2 Class A	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$1,500,000,000	4.75250%	0.06%
Series 2 Class B	Holmes Master Issuer 2006-1	AA/Aa3/AA	$35,000,000	4.75250%	0.12%
Series 2 Class M	Holmes Master Issuer 2006-1	A/A2/A	$30,000,000	4.75250%	0.19%
Series 2 Class C	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	$40,000,000	4.75250%	0.39%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	4.75250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	5.31800%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	6.21000%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	5.31800%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	6.21000%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	5.31800%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	6.21000%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	5.31800%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	6.21000%	0.42%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	4.75250%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000	5.31800%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000	5.31800%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	6.21000%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	4.75250%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000	5.31800%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	6.21000%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	4.75250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	5.31800%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	6.21000%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	5.31800%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	6.21000%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	5.31800%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	6.21000%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	5.31800%	0.42%
Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	6.21000%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	4.75250%	0.10%

Holmes Master Issuer 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2009 to 09 February 2009

Series 2 Class A	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	CAD 600,000,000	2.49333%	0.08%
Series 2 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$2,750,000,000	4.75250%	0.05%
Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	4.75250%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	5.31800%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	6.21000%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	4.75250%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	5.31800%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	6.21000%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	4.75250%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	5.31800%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	6.21000%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	4.75250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	5.31800%	0.09%
Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	6.21000%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	4.75250%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,854,466,000	5.38800%	0.10%
Series 1 Class A2	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,114,720,000	5.42500%	0.11%
Series 1 Class A3	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 2,491,776,000	4.81300%	0.12%
Series 1 Class B	Holmes Master Issuer 2007-3	AA/Aa3/AA	£124,000,000	6.21000%	1.00%
Series 1 Class M	Holmes Master Issuer 2007-3	A/A2/A	£127,000,000	6.21000%	1.60%
Series 1 Class C	Holmes Master Issuer 2007-3	BBB/Baa2/BBB	£250,000,000	6.21000%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 2,257,200,000	4.74800%	0.12%
Series 1 Class A2	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 4,514,400,000	4.75000%	0.12%
Series 1 Class A3	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,003,200,000	5.38800%	0.12%
Series 1 Class A4	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,630,200,000	5.42500%	0.12%
Series 1 Class B	Holmes Master Issuer 2008-1	AA/Aa3/AA	£370,000,000	6.21000%	1.00%
Series 1 Class M	Holmes Master Issuer 2008-1	A/A2/A	£120,000,000	6.21000%	1.60%
Series 1 Class C	Holmes Master Issuer 2008-1	BBB/Baa2/BBB	£250,000,000	6.21000%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£2,000,000,000	3.03139%	0.09%
Series 1 Class A2	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£7,000,000,000	3.03139%	0.10%
Series 1 Class A3	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	$5,425,000,000	1.66715%	0.52%
Series 1 Class B	Holmes Master Issuer 2008-2	AA/Aa3/AA	£450,000,000	3.03139%	0.40%
Series 1 Class C	Holmes Master Issuer 2008-2	BBB/Baa2/BBB	£220,000,000	3.03139%	0.70%
Series 1 Class D	Holmes Master Issuer 2008-2	BB/Ba2/BB	£190,000,000	3.03139%	0.90%

Holmes Master Issuer 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2009 to 09 February 2009

Retired Class A Notes

Date Retired	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
02Q3	-	-	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-	-
03Q3	600	-	-	-	-	-	-	-	-	-
03Q4	-	-	-	-	-	-	-	-	-	-
04Q1	-	-	-	-	-	-	-	-	-	-
04Q2	-	-	-	-	-	-	-	-	-	-
04Q3	-	-	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-	-
05Q2	-	1,001	-	-	-	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-	-
05Q4	-	-	-	-	-	-	-	-	-	-
06Q1	-	-	-	-	-	-	-	-	-	-
06Q2	-	-	-	-	-	-	-	-	-	-
06Q3	-	-	-	-	-	-	-	-	-	-
06Q4	-	-	1,018	-	-	-	-	-	-	-
07Q1	-	812	-	-	-	-	-	-	-	-
07Q2	-	-	-	-	-	-	-	-	-	-
07Q3	575	-	-	679	-	-	-	-	-	-
07Q4	-	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	-	771	-	-	-	-
08Q2	-	221	-	388	-	600	715	-	-	-
08Q3	-	221	-	388	-	-	715	-	-	-
08Q4	-	221	1,272	-	-	-	-	-	-	-
09Q1	-	1,171	-	-	-	-	-	-	-	-

Holmes Master Issuer 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2009 to 09 February 2009

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
09Q1	-	-	-	-	-	-	-	-	-	-
09Q2	-	-	-	342	-	-	-	-	-	-
09Q3	-	-	-	342	397	-	-	-	-	-
09Q4	-	-	-	-	397	-	-	-	-	-
10Q1	-	-	453	-	-	386	-	-	-	600
10Q2	-	-	453	-	-	386	1,664	-	-	500
10Q3	250	-	600	-	-	-	-	-	-	900
10Q4	-	-	-	1,526	1,632	-	-	-	-	-
11Q1	-	-	-	-	-	-	-	-	-	1,500
11Q2	-	-	-	-	-	2,649	654	-	-	-
11Q3	-	-	-	-	-	-	654	-	-	1,000
11Q4	-	-	-	-	-	-	654	-	-	900
12Q1	-	-	-	-	-	-	-	918	-	600
12Q2	-	-	-	-	-	-	-	918	-	600
12Q3	-	-	-	-	-	-	377	918	-	600
12Q4	-	-	-	-	-	515	-	-	-	600
13Q1	-	-	-	-	-	-	-	742	-	600
13Q2	-	-	-	-	-	-	-	742	-	600
13Q3	-	-	-	-	-	-	-	742	-	700
13Q4	-	-	-	-	-	-	-	-	-	1,300
14Q1	-	-	-	-	-	-	-	593	-	600
14Q2	-	-	-	-	-	-	-	593	-	600
14Q3	-	-	-	-	-	-	-	593	-	300
14Q4	-	-	-	-	-	-	-	-	7,500	-
15Q1	-	-	-	-	-	-	-	-	-	-

Holmes Master Issuer 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2009 to 09 February 2009

Holmes Master Issuer 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2009 to 09 February 2009

 Special Schedule

Improvement of Abbey and Holmes Indexed Loan–to-Value Metrics

We provide indexed loan-to-value measures to help investors assess the level of collateral backing supporting the mortgages in each of our mortgage backed security programs.

During 2008 it became clear to Abbey that the rapid changes in house-prices being observed in the UK were very unevenly distributed.

Specific house-types (for example, flats) and specific locations (for example, provincial city-centres such as Leeds, Manchester & Cardiff) were performing very poorly relative to other property types and locations. As a result, we have found the reliability of indexed original valuations as a guide to property values has deteriorated significantly.

In-line with other major UK lenders, Abbey uses automated valuations to value properties for re-mortgages and further advances, where a reliable automated valuation is available.

In response to our increasing concerns regarding the accuracy of indexed original valuations, and finding no reliable alternative method of indexation, in Q4 2008 Abbey re-valued all properties in our residential property portfolio for which a reliable automated valuation was available. This was successful in more than 90% of cases.

Abbey has several years of experience working with- and analysing- automated valuations. We view these valuations as accurate and reliable, and use them in a range of portfolio- and risk- management processes. In addition to the underwriting uses noted above, the automated re-valuation data acquired in Q4 2008 has been integrated into Abbey’s pricing strategies, Basel II IRB ratings models and management information.

Automated valuations are demonstrably more accurate than indexed original values. In testing we have found the variability of the disposal value of a property relative to a recent automated valuation to be roughly half the variability of the disposal value of a property relative to its indexed original valuation. While no method of valuation is perfect, this is a significant improvement.

During February 2009 work began to review the approach to integrate re-valuation data into the reporting of indexed loan-to-values in Abbey’s mortgage-backed securities reporting. Unfortunately, it was discovered that due to steps omitted in generating monthly Holmes reporting, indexed property values used in the August report (covering the period 8th July to 8th August) were not indexed further in subsequent reporting.

As a result, the indexed loan-to-value figures detailed in original reports from September 2008 through to January 2009 were incorrect. We apologise for these errors.

Original loan-to-value figures are unaffected and have been reported accurately.

A thorough review of the calculation of Holmes indexed loan-to-value calculations has been undertaken. In addition to the omission noted above, we have determined that the calculation can be improved:

1.

The Halifax indexed loan-to-value has previously been calculated using the national non-seasonally adjusted previous-owner-occupier-only data series. The Nationwide indexed loan-to-value has previously been calculated using the national, seasonally adjusted, all buyer-type indices. The Halifax index previously used introduces unnecessary distortion and volatility.

2.

The loan balance used previously in indexed loan-to-value calculations is the original advance, or the balance outstanding after the completion of any subsequent Further Advance, if there has been a subsequent Further Advance.

This approach omits the effects of the repayment method chosen, and any over-payments, on the balance currently outstanding. As mortgage contracts have become more flexible, and customers have made more use of this flexibility, these effects have become significant.

We provide indexed loan-to-value data to help investors assess the level of collateral backing supporting the mortgage exposures in each of our mortgage backed security programs. We believe this is best assessed by:

-	Using the current balance outstanding on each loan
-	Using the most recent valuation of the property suitable for underwriting purposes (whether obtained by internal inspection, external inspection, or automated valuation)
-	Indexing this valuation from the valuation date to the current date using the national, seasonally-adjusted, all buyer-type house price indices published by Nationwide and/or Halifax
-	Updating this valuation at least once each year using a reputable automated valuation, wherever this yields a sufficiently accurate valuation for underwriting purposes

Going forward, we will construct the indexed loan-to-value figures we publish in Holmes monthly reporting in this way.

To make the impact of these changes clear, we have tabulated below the indexed loan-to-value, using Halifax and Nationwide indices:

1.	As originally published
2.	As originally published, with the indexation omitted from the original calculations applied
3.	Calculated using current loan balances, and national, non-seasonally adjusted, all-buyer type indices, but excluding the automated re-valuation data
4.	Calculated using current loan balances, using national, non-seasonally adjusted, all-buyer type indices, and indexing from the most recent reliable valuation, including automated re-valuations

This fourth data-series is our best current view of the indexed loan-to-value of the Holmes portfolio, and will form the basis of future indexed loan-to-value figures published in Holmes monthly reports.

Holmes Master Issuer 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2009 to 09 February 2009

Holmes Master Issuer 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2009 to 09 February 2009